INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES

NOTE3 – INVENTORIES

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TheCompany uses a perpetual inventory system and periodic physicaltest counts to determine inventory amounts at interim balance sheetdates. Inventories are stated at the lower of cost or market, withcost computed on an average cost method which approximates thefirst-in, first-out basis.

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;	;	June 30, 2012 (Unaudited)		;	;	December 31, 2011 ;		;
Rawmaterials	;		$90,054	;	;		$76,381	;
Work inprocess	;	;	386,085	;	;	;	446,538	;
Finishedgoods	;	;	79,029	;	;	;	106,625	;
Reservefor obsolescence	;	;	(120,000)		;	;	(101,535)
Total	;		$435,168	;	;		$528,009	;

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042